Other assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Other assets, net
Schedule of other assets, net

(a)Below is presented the movement:

	Balance as of			Balance as of			Balance as of
	January 1,			December 31,			December 31,
	2018	Additions	Transfers	2018	Additions	Disposals	2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Patents and industrial property (b)	13,680	2,642	(4,599)	11,723	2,139	—	13,862
Rights-of-use of lands right of way	7,853	4,439	—	12,292	1,319	—	13,611
Software licenses	8,816	1,448	(96)	10,168	242	(92)	10,318

	30,349	8,529	(4,695)	34,183	3,700	(92)	37,791
Accumulated amortization:
Rights-of-use	5,210	738	—	5,948	1,486	—	7,434
Software licenses	2,378	596	—	2,974	820	(112)	3,682

	7,588	1,334	—	8,922	2,306	(112)	11,116

Cost net	22,761			25,261			26,675